Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings

	December 31, 2016	December 31, 2015
Term Loan B facility	$ 386,292	$ 411,292
Credit facilities	141,805	194,569

Total borrowings	$ 528,097	$ 605,861
Less: Long-term unamortized discount	(1,471)	(2,464)
Less: Current portion of long-term debt, net	(74,031)	(23,336)
Less: Deferred financing costs, net	(2,850)	(5,319)

Long-term debt, net	$ 449,745	$ 574,742

Maturities of Long Term Debt

Year	Amount
2017	$ 76,767
2018	392,204
2019	5,913
2020	5,913
2021	5,913
2022 and thereafter	41,387

$ 528,097